Share-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted stock units stock option activity

		Per Unit
	Units	Fair Value
Outstanding, December 31, 2019	36,520	$12.60
Granted	1,262,308	26.00
Restrictions lapsed	—	—
Forfeited	(7,772)	26.00
Outstanding, September 30, 2020	1,291,056	$25.62

		Per Unit
	Units	Fair Value
Outstanding, January 1, 2018	26,840	$5.49
Granted	25,520	5.87
Restrictions lapsed	(26,840)	5.49
Forfeited	—	—
Outstanding, December 31, 2018	25,520	5.87
Granted	36,520	12.60
Restrictions lapsed	(25,520)	5.87
Forfeited	—	—
Outstanding, December 31, 2019	36,520	12.60

Service-based options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock-option activity

			Weighted‑
		Weighted‑	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Options	Price	Term (Years)	(in thousands)
Outstanding, December 31, 2019	4,073,286	$5.65	8.1	$37,520
Granted	—	—
Exercised	(33,792)	5.49		498
Forfeitures	—	—
Outstanding, September 30, 2020	4,039,494	$5.65	7.3	$129,098
Options exercisable at September 30, 2020	2,400,693	$5.50	7.2	$77,080
Vested or expected to vest at September 30, 2020	4,039,494	$5.65	7.3	$129,098

			Weighted‑
		Weighted‑	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Options	Price	Term (Years)	(in thousands)
Outstanding, January 1, 2018	4,122,070	$5.49	—	$—
Granted	535,957	5.62		—
Exercised	(322,851)	5.49		123
Forfeitures	(89,467)	5.49		—
Outstanding, December 31, 2018	4,245,709	5.51	8.9	—
Granted	212,668	8.21		—
Exercised	(168,391)	5.49		256
Forfeitures	(216,700)	5.49		—
Outstanding, December 31, 2019	4,073,286	$5.65	8.1	$37,520
Options exercisable at December 31, 2019	1,640,037	$5.50	8.0	$15,350
Vested or expected to vest at December 31, 2019	4,073,286	$5.65	8.1	$37,520

Schedule of stock based compensation

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	(in thousands)
Cost of revenue:
Subscription	$314	$38	$390	$156
Services	62	—	62	—
Sales and marketing	675	112	897	348
Research and development	523	99	821	284
General and administrative	754	349	1,733	1,028
	$2,328	$598	$3,903	$1,816

	Years Ended
	December 31,
($000's)	2019	2018

Cost of revenues:
Subscription	$194	$225
Services	—	—
Sales and marketing	460	529
Research and development	394	239
General and administrative	1,413	1,322
	$2,461	$2,315

Performance-based options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock-option activity

Weighted‑
		Weighted‑	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Options	Price	Term (Years)	(in thousands)
Outstanding, December 31, 2019	3,687,664	$6.75	8.8	$29,908
Granted	—	—
Exercised	—	—		—
Forfeitures	—	—
Outstanding, September 30, 2020	3,687,664	$6.75	8.0	$113,786
Options exercisable at September 30, 2020	—	$—	—	$—
Vested or expected to vest at September 30, 2020	—	$—	—	$—

				Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Options	Price	Term (Years)	(in thousands)

Outstanding, January 1, 2018	2,105,772	$5.49		$—
Granted	183,884	5.54		—
Exercised	—	—		—
Forfeitures	(89,467)	5.49		—

Outstanding, December 31, 2018	2,200,189	5.49	8.9	—
Granted	1,653,209	8.29		—
Exercised	—	—		—
Forfeitures	(165,734)	5.49		—

Outstanding, December 31, 2019	3,687,664	$6.75	8.8	$29,908
Options exercisable at December 31, 2019	—	$—	—	$—
Vested or expected to vest at December 31, 2019	—	$—	—	$—